Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Liabilities measured at fair value [Line Items]
Balance as of January 1, 2020	¥ 0
Balance as of December 31, 2020	6,525
Level 3 [Member]
Liabilities measured at fair value [Line Items]
Balance as of January 1, 2020	0
Acquisition	6,525
Balance as of December 31, 2020	¥ 6,525